Schedule of Available for Sale Securities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 214
Gross Unrealized Gain
Gross Unrealized Loss
Fair Value	214
Investment In Trading Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	214
Gross Unrealized Gain
Gross Unrealized Loss
Fair Value	$ 214